CONTRACT LIABILITY (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Third Parties
CONTRACT LIABILITY
Total	¥ 1,669,736	$ 246,089	¥ 4,719,255	$ 695,532	¥ 1,820,481
Related Parties
CONTRACT LIABILITY
Total	¥ 400,000	$ 58,953